Schedule of Investments (unaudited)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
29Metals Ltd.(a)	772,857	$304,496
Abacus Group	207,945	126,633
Accent Group Ltd.	66,230	79,105
Adairs Ltd.(a)	406,075	321,905
Alkane Resources Ltd.(b)	160,395	59,854
Altium Ltd.	41,440	1,045,263
AMP Ltd.	142,820	95,160
APM Human Services International Ltd.	610,685	811,820
Ardent Leisure Group Ltd.(a)(b)	2,042,229	583,222
ARN Media Ltd., NVS(a)	640,470	320,963
BWP Trust	137,640	284,642
Cettire Ltd.(b)	410,145	669,947
Champion Iron Ltd.	64,010	291,150
Clinuvel Pharmaceuticals Ltd.	25,345	237,165
Codan Ltd./Australia	69,375	344,096
Collins Foods Ltd.	57,350	332,565
CSR Ltd.	572,760	2,046,580
Data#3 Ltd.	55,500	239,246
Deterra Royalties Ltd.	449,550	1,343,258
Domain Holdings Australia Ltd.	284,345	616,357
Domino’s Pizza Enterprises Ltd.	2,775	89,935
Downer EDI Ltd.	151,885	365,292
Elders Ltd.	69,623	262,722
FleetPartners Group Ltd., NVS(b)	466,940	737,561
GrainCorp Ltd., Class A	241,795	1,068,648
GUD Holdings Ltd.	35,158	239,085
GWA Group Ltd.	563,880	614,345
Healius Ltd.	1,001,590	1,154,270
Helia Group Ltd.	508,380	1,169,144
HomeCo Daily Needs REIT	709,384	483,754
Iluka Resources Ltd.	168,814	779,542
Inghams Group Ltd.	345,950	810,262
Judo Capital Holdings Ltd.(b)	84,175	45,321
Jumbo Interactive Ltd.	12,025	106,055
Karoon Energy Ltd.(b)	336,700	542,190
Kogan.com Ltd.(b)	55,685	155,396
Link Administration Holdings Ltd.	114,330	86,787
Liontown Resources Ltd.(a)(b)	175,010	179,893
Lovisa Holdings Ltd.	10,915	120,788
McMillan Shakespeare Ltd.	79,920	851,728
Metcash Ltd.	247,161	578,810
Myer Holdings Ltd.(a)	1,940,835	618,205
Neometals Ltd.(a)(b)	619,195	84,583
Neuren Pharmaceuticals Ltd., NVS(b)	38,850	264,989
New Hope Corp. Ltd.	333,740	1,228,193
nib holdings Ltd.	27,565	127,036
Nick Scali Ltd.	114,515	785,475
Nine Entertainment Co. Holdings Ltd.	518,185	610,623
NRW Holdings Ltd.	519,295	829,470
OFX Group Ltd.(b)	131,905	128,858
Orora Ltd.	259,925	407,336
Paladin Energy Ltd.(b)	324,860	195,762
Perenti Global Ltd.(b)	283,605	191,767
Perseus Mining Ltd.	110,630	118,204
PEXA Group Ltd.(b)	115,810	803,251
PolyNovo Ltd.(b)	119,695	88,265
Region RE Ltd.	271,580	339,581
Regis Resources Ltd.(b)	98,605	106,745
Reliance Worldwide Corp. Ltd.	61,790	137,727
RPMGlobal Holdings Ltd.(b)	255,670	233,545
Security	Shares	Value

Australia (continued)
Sandfire Resources Ltd.(b)	337,810	$1,281,398
Sigma Healthcare Ltd.	1,482,863	608,275
Silex Systems Ltd.(b)	30,340	62,119
Sims Ltd.	158,360	1,262,347
Southern Cross Media Group Ltd.(a)	783,105	450,171
Stanmore Resources Ltd.(b)	530,025	1,284,341
Star Entertainment Grp Ltd. (The)(b)	801,260	270,679
Steadfast Group Ltd.	134,680	463,130
Super Retail Group Ltd.	155,215	1,306,027
Tabcorp Holdings Ltd.	2,548,930	1,257,716
Telix Pharmaceuticals Ltd.(b)	85,100	480,115
Temple & Webster Group Ltd.(a)(b)	27,565	98,438
Terracom Ltd.	3,089,506	728,133
Ventia Services Group Pty Ltd.	367,040	641,504
Weebit Nano Ltd.(a)(b)	66,045	139,311
		38,228,274
Austria — 0.4%
Agrana Beteiligungs AG	3,330	53,028
ams-OSRAM AG(a)(b)	44,770	159,757
Immofinanz AG(b)	15,540	312,838
Oesterreichische Post AG	11,285	360,011
Porr AG	37,925	454,345
S IMMO AG(b)	11,285	151,873
Semperit AG Holding	11,655	187,942
Zumtobel Group AG	64,010	390,797
		2,070,591
Belgium — 1.1%
AGFA-Gevaert NV(b)	106,375	171,630
Barco NV	20,165	309,612
Bekaert SA	11,655	471,916
bpost SA	132,645	718,601
Deceuninck NV	24,605	58,892
Deme Group NV	4,440	410,811
Gimv NV	40,885	1,580,994
Ion Beam Applications(a)	89,910	884,744
Orange Belgium SA(b)	23,865	341,906
Proximus SADP	83,620	693,086
Van de Velde NV	8,325	281,437
		5,923,629
Bermuda — 0.1%
Golden Resources Development International Ltd.	3,330,000	255,634
Moody Technology Holdings Ltd., NVS	1,850,000	107,569
Odfjell Technology Ltd.	66,230	329,183
		692,386
Canada — 10.0%
ADENTRA Inc.	4,810	88,101
Advantage Energy Ltd.(b)	41,255	299,577
Aecon Group Inc.	7,770	57,151
Alamos Gold Inc., Class A	14,245	176,374
Andlauer Healthcare Group Inc.	23,495	658,046
Aritzia Inc.(b)	6,290	97,837
Artis REIT	17,390	77,247
ATS Corp.(b)	18,130	610,543
AutoCanada Inc.(b)	2,960	51,164
Baytex Energy Corp.	208,310	901,287
BlackBerry Ltd.(b)	103,785	373,454
Boardwalk REIT	3,515	164,147
BRP Inc.	18,500	1,250,409
Canaccord Genuity Group Inc.	95,645	494,519
Canfor Corp.(b)	60,865	622,366
Capital Power Corp.	11,289	288,910

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Cardinal Energy Ltd.	23,495	$125,713
Cascades Inc.	96,940	785,726
Celestica Inc.(b)	100,270	2,340,537
Centerra Gold Inc.	106,560	541,733
Choice Properties REIT	21,460	186,319
CI Financial Corp.	177,600	1,609,830
Cogeco Communications Inc.	9,620	378,904
Cogeco Inc.	16,650	565,986
Colliers International Group Inc.	8,695	788,209
Corus Entertainment Inc., Class B, NVS	646,205	298,231
Crescent Point Energy Corp.	248,640	1,993,782
CT REIT	223,850	2,041,970
Definity Financial Corp.	47,915	1,324,724
Docebo Inc.(b)	27,750	1,095,192
Dream Office REIT(a)	76,592	419,758
Dundee Precious Metals Inc.	89,170	584,500
ECN Capital Corp.	608,095	841,927
Eldorado Gold Corp.(b)	36,630	396,214
Enerplus Corp.	82,784	1,399,877
Ensign Energy Services Inc.(b)	208,865	382,561
EQB Inc.	5,735	284,610
ERO Copper Corp.(b)	20,905	283,708
Filo Corp., NVS(b)	33,300	433,674
Finning International Inc.	76,775	2,057,299
First Capital Real Estate Investment Trust	8,695	81,762
Frontera Energy Corp.(b)	98,050	831,489
Gibson Energy Inc.	45,510	691,470
H&R Real Estate Investment Trust	50,875	312,936
Hudbay Minerals Inc.	19,610	85,553
IAMGOLD Corp.(b)	61,975	158,652
Interfor Corp.(b)	74,185	915,309
Jamieson Wellness Inc.(c)	4,810	78,979
Kinaxis Inc.(b)	7,585	740,696
Labrador Iron Ore Royalty Corp.	35,890	789,360
Lassonde Industries Inc., Class A	2,035	202,289
Leon’s Furniture Ltd.	61,605	752,987
Linamar Corp.	7,585	327,959
Major Drilling Group International Inc.(b)	142,450	753,981
Maple Leaf Foods Inc.	7,770	154,700
Martinrea International Inc.	54,020	445,249
MEG Energy Corp.(b)	68,265	1,348,809
Methanex Corp.	15,725	649,298
Morguard Corp.	740	54,168
New Gold Inc.(b)	200,910	244,844
North West Co. Inc. (The)	14,060	358,508
Novagold Resources Inc.(b)	72,520	252,585
Nuvei Corp.(c)	24,235	337,464
Parex Resources Inc.	12,765	244,668
Parkland Corp.	19,240	582,299
Pason Systems Inc.	112,110	1,074,413
Peyto Exploration & Development Corp.	11,655	122,706
PHX Energy Services Corp.	29,785	158,080
PrairieSky Royalty Ltd.	44,215	776,373
Precision Drilling Corp.(b)	14,060	814,958
Primo Water Corp.	15,910	207,785
Prinmaris REIT	25,715	230,494
Real Matters Inc.(b)	190,735	672,576
Russel Metals Inc.	37,000	921,832
ShawCor Ltd.(b)	27,935	292,494
Silvercorp Metals Inc.	22,755	50,539
SNC-Lavalin Group Inc.	9,065	251,800
Spin Master Corp.(c)	32,560	778,341
Security	Shares	Value

Canada (continued)
Sprott Inc.	2,220	$64,371
Stelco Holdings Inc.	45,880	1,292,944
Superior Plus Corp.	34,225	230,018
Torex Gold Resources Inc.(b)	41,255	397,750
TransAlta Corp.	117,105	857,123
Transcontinental Inc., Class A	59,755	439,949
Trican Well Service Ltd.	402,745	1,362,087
Vermilion Energy Inc.	48,470	699,394
Western Forest Products Inc.	210,160	109,115
Westshore Terminals Investment Corp.	44,030	742,644
Whitecap Resources Inc.	140,230	1,083,009
		52,398,925
China — 0.5%
China Renaissance Holdings Ltd.(b)(c)(d)	203,500	130,527
Mobvista Inc.(b)(c)	555,000	223,197
NetDragon Websoft Holdings Ltd.	462,500	821,778
Skyworth Group Ltd.(a)	1,850,000	668,489
Wasion Holdings Ltd.	1,480,000	547,262
XD Inc.(b)	37,000	56,065
		2,447,318
Denmark — 2.1%
Ascendis Pharma A/S, ADR(a)(b)	1,480	132,179
Bavarian Nordic A/S(b)	5,180	98,733
Chemometec A/S	6,845	283,173
D/S Norden A/S	11,285	641,172
GN Store Nord A/S(b)	41,995	700,749
ISS A/S	93,425	1,352,092
Jyske Bank A/S, Registered(b)	5,180	365,057
NKT A/S(a)(b)	1,480	74,413
Per Aarsleff Holding A/S	27,935	1,221,885
Ringkjoebing Landbobank A/S	3,700	504,305
Rockwool A/S, Class B	1,295	288,167
Royal Unibrew A/S	19,795	1,431,945
Scandinavian Tobacco Group A/S, Class A(c)	95,830	1,422,929
Solar A/S, Class B	9,435	563,041
Sydbank A/S	28,305	1,229,559
Topdanmark A/S	8,325	373,161
Trifork Holding AG	2,590	36,344
		10,718,904
Finland — 1.5%
Afarak Group SE(b)	311,355	152,862
Anora Group OYJ	10,360	44,883
Cargotec OYJ, Class B	2,960	116,837
F-Secure OYJ	201,835	363,700
Harvia OYJ(a)	7,215	177,790
Kemira OYJ	56,795	919,571
Konecranes OYJ	15,355	503,463
Marimekko OYJ	86,395	996,419
Nokian Renkaat OYJ	51,985	393,140
Oma Saastopankki OYJ	46,620	1,026,036
Outokumpu OYJ	90,465	371,203
QT Group OYJ(a)(b)	6,845	400,402
Sanoma OYJ	88,615	685,412
Stockmann OYJ Abp, Class B(b)	28,305	65,837
TietoEVRY OYJ	11,655	244,516
Uponor OYJ	29,045	879,993
WithSecure OYJ(b)	175,195	157,568
YIT OYJ(a)	89,725	159,660
		7,659,292
France — 5.2%
ALD SA(c)	26,640	179,190

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Alten SA	1,665	$196,683
Atos SE(a)(b)	26,270	184,200
Beneteau SA	40,145	484,394
Carmila SA	4,810	67,400
Casino Guichard Perrachon SA(a)(b)	74,370	71,056
Cie. des Alpes	13,875	194,930
Cie. Plastic Omnium SA	20,905	235,056
Coface SA	94,720	1,142,824
Criteo SA, SP ADR, SP ADR(a)(b)	2,590	73,219
Derichebourg SA	186,295	807,544
Elis SA	4,440	72,816
Eramet SA	6,290	435,572
Eurazeo SE	13,320	750,937
Euronext NV(c)	13,690	954,721
Eutelsat Communications SA(a)	121,360	518,241
Faurecia SE(b)	31,265	526,835
Gaztransport Et Technigaz SA	12,950	1,656,435
ICADE	10,545	344,561
Interparfums SA	13,229	624,910
IPSOS	20,720	1,006,940
Kaufman & Broad SA	16,280	433,160
Klepierre SA	70,855	1,720,627
Korian SA(a)	7,215	27,265
La Francaise des Jeux SAEM(c)	54,760	1,766,390
Lagardere SA	4,440	88,040
Maisons du Monde SA(c)	57,165	287,460
Mercialys SA	83,805	713,876
Metropole Television SA	5,735	71,882
Nexans SA	6,475	458,684
Nexity SA	11,840	165,434
Quadient SA	68,450	1,431,100
Renault SA	49,950	1,752,457
Rexel SA	61,050	1,246,810
SCOR SE	29,045	867,122
Societe pour l’Informatique Industrielle, NVS	5,550	264,024
SOITEC(b)	2,960	441,806
Solutions 30 SE(a)(b)	17,390	29,829
Sopra Steria Group SACA	370	66,428
SPIE SA	14,800	389,203
Television Francaise 1	169,645	1,195,479
Trigano SA	5,920	777,395
Ubisoft Entertainment SA(a)(b)	18,315	522,230
Valeo	46,805	618,439
Verallia SA(c)	10,730	348,901
Virbac SA	925	265,594
Wavestone	9,065	412,355
Wendel SE	1,850	138,579
		27,029,033
Germany — 5.2%
AIXTRON SE	22,015	618,638
Amadeus Fire AG	5,365	619,517
Atoss Software AG	4,440	938,068
Aurubis AG	18,870	1,555,584
Bechtle AG	9,620	429,945
Ceconomy AG(b)	199,615	379,812
CompuGroup Medical SE & Co. KgaA	2,035	74,617
Covestro AG(b)(c)	9,805	496,743
CTS Eventim AG & Co. KGaA	2,960	179,217
Dermapharm Holding SE	6,660	257,753
Deutsche Pfandbriefbank AG(a)(c)	147,075	983,691
Deutz AG	59,015	239,176
DIC Asset AG(a)	88,800	367,457
Security	Shares	Value

Germany (continued)
Duerr AG	13,875	$285,485
DWS Group GmbH & Co. KGaA(c)	2,035	59,735
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,250	364,906
Elmos Semiconductor SE	2,405	157,818
flatexDEGIRO AG(b)	69,745	707,423
Freenet AG	45,510	1,155,176
GEA Group AG	27,010	923,753
Gerresheimer AG	2,960	276,089
GFT Technologies SE	1,850	55,360
Hamburger Hafen und Logistik AG	9,250	164,250
Heidelberger Druckmaschinen AG(a)(b)	101,195	121,391
HelloFresh SE(b)	49,580	1,084,473
Hensoldt AG	2,590	76,747
Hugo Boss AG	14,985	876,397
K+S AG, Registered	22,755	382,539
Krones AG	6,845	667,202
LANXESS AG	10,360	237,395
METRO AG(b)	40,700	258,674
MLP SE	18,500	89,621
Nemetschek SE	14,800	1,105,905
New Work SE	1,110	79,445
Norma Group SE	4,070	71,805
Patrizia SE	42,550	344,375
ProSiebenSat.1 Media SE(a)	32,560	182,635
PVA TePla AG(b)	15,355	233,457
Rheinmetall AG	8,510	2,443,165
SAF-Holland SE	17,390	232,499
Salzgitter AG	23,680	591,691
Scout24 SE(c)	16,650	1,024,309
SGL Carbon SE(a)(b)	5,920	36,456
Sixt SE	4,625	399,042
SMA Solar Technology AG(a)(b)	3,700	227,327
Stratec SE	1,850	85,340
Suedzucker AG	19,610	297,069
Synlab AG	58,275	611,367
TAG Immobilien AG(b)	16,095	175,983
Takkt AG	25,715	329,230
TeamViewer AG(b)(c)	32,375	498,127
Telefonica Deutschland Holding AG	263,625	448,182
thyssenkrupp AG	58,830	410,025
United Internet AG, Registered	13,875	288,484
Varta AG(a)(b)	4,625	93,956
Vitesco Technologies Group AG(b)	5,365	524,728
Wacker Chemie AG	4,070	499,483
Zalando SE(b)(c)	40,515	947,665
		27,266,402
Hong Kong — 1.9%
ASMPT Ltd.	18,500	156,687
Champion REIT	1,110,000	350,635
Chinese Estates Holdings Ltd.(b)	925,000	179,797
CK Life Sciences International Holdings Inc.	4,810,000	430,636
Esprit Holdings Ltd.(b)	4,162,500	175,990
First Pacific Co. Ltd.	4,810,000	1,820,899
Futu Holdings Ltd., ADR(a)(b)	14,245	789,885
Giordano International Ltd.	1,850,000	527,204
Haitong International Securities Group Ltd.(b)	1,110,000	200,290
Hong Kong Technology Venture Co. Ltd.(b)	740,000	265,011
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,110,000	149,115
IGG Inc.(b)	1,110,000	390,471
Johnson Electric Holdings Ltd.	185,000	229,493
Kerry Logistics Network Ltd.	92,500	78,453

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Melco Resorts & Entertainment Ltd., ADR(b)	10,730	$90,561
MOG Digitech Holdings Ltd., NVS	56,000	15,767
Orbusneich Medical Group Holdings Ltd., NVS(a)	92,500	98,112
PAX Global Technology Ltd.	370,000	255,394
PC Partner Group Ltd.	740,000	296,443
Prosperity REIT	3,145,000	543,377
Shun Tak Holdings Ltd.(b).	1,110,000	144,781
Solomon Systech International Ltd.(b)	1,480,000	60,600
Sun Hung Kai & Co. Ltd.	555,000	185,239
Sunlight REIT	740,000	204,672
Tam Jai International Co. Ltd.	925,000	153,715
Texwinca Holdings Ltd.	1,850,000	245,928
Tiande Chemical Holdings Ltd.	740,000	136,307
United Energy Group Ltd.	2,960,000	472,627
United Laboratories International Holdings Ltd. (The)	370,000	377,690
VTech Holdings Ltd.(a)	166,500	968,834
		9,994,613
Ireland — 0.7%
Bank of Ireland Group PLC	322,640	2,891,408
Glanbia PLC	25,022	393,960
Greencore Group PLC(b)	102,675	112,482
		3,397,850
Israel — 1.1%
Africa Israel Residences Ltd.	4,070	172,587
Altshuler Shaham Penn Ltd.	65,305	73,513
AudioCodes Ltd.	9,620	74,244
Delek Automotive Systems Ltd.	78,255	361,744
Elco Ltd.	2,590	61,909
Electra Consumer Products 1970 Ltd.	5,550	80,506
Equital Ltd.(b)	2	35
G City Ltd.	185,925	450,324
Ilex Medical Ltd.(a)	7,215	108,457
Mehadrin Ltd.(b)	—	11
Meitav Investment House Ltd.(a)	101,935	297,381
Migdal Insurance & Financial Holdings Ltd.(a)	273,245	256,964
Naphtha Israel Petroleum Corp. Ltd.	104,895	402,504
Neto ME Holdings Ltd.(b)	1,295	16,451
Oil Refineries Ltd.	1,005,475	275,623
Partner Communications Co. Ltd.(b)	62,900	228,480
Paz Oil Co. Ltd.(b)	4,995	355,138
Property & Building Corp. Ltd.(b)	9,435	289,726
Retailors Ltd.	50,875	881,061
Scope Metals Group Ltd.(b)	18,315	471,695
Tamar Petroleum Ltd.(c)	19,812	70,337
Tel Aviv Stock Exchange Ltd.(b)	73,630	327,551
Telsys Ltd.	3,885	232,600
		5,488,841
Italy — 2.7%
A2A SpA	280,090	525,727
ACEA SpA	84,915	1,022,468
Ascopiave SpA	191,475	425,459
Banca Generali SpA	13,505	438,095
Banca Monte dei Paschi di Siena SpA(b)	188,145	509,405
BasicNet SpA	38,295	183,555
BPER Banca	277,315	902,424
Cembre SpA	10,360	351,878
Credito Emiliano SpA	14,060	114,007
d’Amico International Shipping SA, NVS	115,980	608,684
De’ Longhi SpA	12,395	277,340
El.En. SpA	55,315	517,319
Enav SpA(c)	205,905	686,272
Security	Shares	Value

Italy (continued)
ERG SpA	5,735	$140,914
Esprinet SpA	12,580	59,471
Gruppo MutuiOnline SpA(a)	11,840	333,242
Hera SpA	57,165	160,810
Immobiliare Grande Distribuzione SIIQ SpA	38,110	78,229
Iren SpA	214,600	430,044
Italgas SpA	102,490	520,834
KME Group SpA(a)(b)	682,835	708,554
OVS SpA(c)	176,490	312,567
Piaggio & C SpA	385,540	1,036,755
RAI Way SpA(c)	51,060	253,699
Reply SpA	4,440	418,951
Risanamento SpA(a)(b)	1,693,675	76,540
Safilo Group SpA(b)	120,620	98,594
Sanlorenzo SpA/Ameglia	12,395	441,080
Sesa SpA	1,480	149,498
SOL SpA	23,865	686,788
Technogym SpA(c)	29,785	224,216
TXT e-Solutions SpA	7,770	125,152
Unieuro SpA(a)(c)	48,285	447,566
Unipol Gruppo SpA	163,355	884,989
		14,151,126
Japan — 25.1%
77 Bank Ltd. (The)	55,500	1,237,042
A&D HOLON Holdings Co. Ltd.	37,000	374,199
Abalance Corp.(a)	18,500	394,227
Adastria Co. Ltd.	18,500	388,237
ADEKA Corp.	37,000	618,575
Aiful Corp.	18,500	46,592
Alpen Co. Ltd.	18,500	239,685
Amano Corp.	37,000	755,773
Arata Corp.	7,800	290,301
Asahi Holdings Inc.	18,500	234,206
Asahi Yukizai Corp.	18,500	453,029
ASKUL Corp.	37,000	483,012
Base Co. Ltd.	31,100	872,863
Benefit One Inc.	18,500	132,652
BML Inc.	10,300	194,920
Celsys Inc.	18,500	84,491
Chugoku Marine Paints Ltd.	74,000	669,375
Citizen Watch Co. Ltd.	37,000	215,785
CKD Corp.	18,500	232,648
Colowide Co. Ltd.	18,500	288,045
Create Restaurants Holdings Inc.	92,500	641,071
Credit Saison Co. Ltd.	18,500	277,311
Cybozu Inc.	9,100	113,381
Dai-Dan Co. Ltd.	37,000	363,361
Daido Steel Co. Ltd.	4,200	164,764
Daishinku Corp.	74,000	358,480
Daiwa Industries Ltd.	55,500	475,921
Daiwa Securities Living Investments Corp.	555	410,372
Daiwabo Holdings Co. Ltd.	55,500	1,054,872
DeNA Co. Ltd.	18,500	180,729
Dexerials Corp.	18,500	421,991
Digital Arts Inc.	7,300	201,362
DMG Mori Co. Ltd.	37,000	611,980
DTS Corp.	55,500	1,139,880
Enigmo Inc.	55,500	120,898
Enplas Corp.(a)	6,900	386,116
Fields Corp.	37,000	402,834
Financial Products Group Co. Ltd.	92,500	878,665
Frontier Real Estate Investment Corp.	105	314,121

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Soft Inc.	16,200	$582,962
Fujikura Ltd.	111,000	797,214
Fujimi Inc.	74,600	1,489,153
Fujimori Kogyo Co. Ltd.	7,000	176,631
Fukui Computer Holdings Inc.	18,500	317,607
Fullcast Holdings Co. Ltd.	18,500	209,343
Furuno Electric Co. Ltd.	74,000	811,987
Future Corp.	37,000	422,280
Fuyo General Lease Co. Ltd.	16,000	1,300,811
G-7 Holdings Inc.	55,500	423,816
Geo Holdings Corp.	55,500	867,654
Global One Real Estate Investment Corp.	185	140,337
GMO Financial Holdings Inc.	129,500	588,547
GMO GlobalSign Holdings KK	18,500	312,140
GMO internet group Inc.	37,000	538,897
Gree Inc.	18,500	69,136
GungHo Online Entertainment Inc.	9,000	135,698
Hachijuni Bank Ltd. (The)	129,500	737,519
Hanwa Co. Ltd.	7,200	217,030
Hazama Ando Corp.	55,500	429,571
Heiwa Real Estate Co. Ltd.	37,000	947,156
Hioki E.E. Corp.	18,500	804,121
Hitachi Zosen Corp.	74,000	386,027
Hokkaido Electric Power Co. Inc.	18,500	77,824
Hoshino Resorts REIT Inc.	79	310,819
Hosiden Corp.	18,500	217,435
Idec Corp.	10,500	188,408
Inabata & Co. Ltd.	37,000	772,449
Inageya Co. Ltd.	18,500	196,058
Ines Corp.	18,500	181,946
Infocom Corp.	37,000	616,083
Information Services International-Dentsu Ltd.	42,400	1,439,024
Insource Co. Ltd.	74,000	436,160
Integrated Design & Engineering Holdings Co. Ltd., NVS	18,900	419,532
Inui Global Logistics Co. Ltd.(a)	55,500	448,251
Ishihara Sangyo Kaisha Ltd.	37,000	346,625
Itoki Corp.	18,500	178,151
Iyogin Holdings Inc., NVS	74,000	532,677
Jaccs Co. Ltd.	9,600	329,984
JAFCO Group Co. Ltd.	55,500	597,780
Japan Aviation Electronics Industry Ltd.	19,000	358,122
Japan Communications Inc.(a)(b)	203,500	279,130
Japan Logistics Fund Inc.	185	342,673
Japan Petroleum Exploration Co. Ltd.	28,700	982,734
Japan Pulp & Paper Co. Ltd.	25,600	802,548
Japan Securities Finance Co. Ltd.	74,000	736,879
Japan Wool Textile Co. Ltd. (The)	55,500	504,581
JCR Pharmaceuticals Co. Ltd.	37,000	283,176
JCU Corp.	18,500	403,540
Justsystems Corp.	6,700	119,397
JVCKenwood Corp.	74,000	318,033
Kagome Co. Ltd.	18,500	384,862
Kamei Corp.	92,500	958,469
Kandenko Co. Ltd.	55,500	514,281
Kappa Create Co. Ltd.(a)(b)	37,000	388,756
KeePer Technical Laboratory Co. Ltd.	6,200	233,709
Keihanshin Building Co. Ltd.	92,500	848,737
Kenedix Residential Next Investment Corp.(b)	30	41,798
Kenedix Retail REIT Corp.(b)	105	183,412
Kissei Pharmaceutical Co. Ltd.	1,200	25,381
Ki-Star Real Estate Co. Ltd.	7,100	200,023
Security	Shares	Value

Japan (continued)
Kitz Corp.	166,500	$1,125,073
Kokuyo Co. Ltd.	37,000	573,499
Komori Corp.	37,000	283,320
Konica Minolta Inc.(b)	18,500	51,818
Konishi Co. Ltd.	18,500	274,438
Kosaido Holdings Co. Ltd.	37,000	724,175
Koshidaka Holdings Co.Ltd.	37,000	263,241
Kotobuki Spirits Co. Ltd.	78,000	1,035,760
KPP Group Holdings Co. Ltd.	185,000	799,536
K’s Holdings Corp.	37,000	344,314
Kurabo Industries Ltd.	37,000	553,938
Kyorin Pharmaceutical Co. Ltd.	37,000	436,431
Kyudenko Corp.	7,500	224,032
Kyushu Financial Group Inc.	92,500	582,886
LaSalle Logiport REIT	1,480	1,451,468
Life Corp.	55,500	1,308,278
Mani Inc.	18,500	251,662
Marudai Food Co. Ltd.	37,000	409,088
Maruichi Steel Tube Ltd.	18,500	459,103
Maruwa Co. Ltd./Aichi(a)	5,500	965,049
Maruzen Showa Unyu Co. Ltd.	55,500	1,401,140
Medical Data Vision Co. Ltd.	18,500	82,192
Meitec Corp.	37,000	651,203
Menicon Co. Ltd.	18,500	214,471
Micronics Japan Co. Ltd.	18,500	280,291
Milbon Co. Ltd.	5,300	140,115
Miroku Jyoho Service Co. Ltd.	18,500	189,469
Mitsubishi Logistics Corp.	6,300	164,808
Mitsui DM Sugar Holdings Co. Ltd.	7,000	142,291
Mitsui High-Tec Inc.	5,700	240,668
Mitsui Matsushima Holdings Co. Ltd.(a)	18,500	338,545
Mitsui Mining & Smelting Co. Ltd.	18,500	480,382
Mizuho Leasing Co. Ltd.	3,900	124,078
Mizuno Corp.	5,800	170,146
Mochida Pharmaceutical Co. Ltd.	18,500	407,658
Monex Group Inc.	148,000	650,929
Monogatari Corp. (The)	18,500	500,990
Mori Hills REIT Investment Corp.	185	173,150
Mori Trust Reit Inc.	3,330	1,623,420
Morinaga & Co. Ltd.	18,500	667,190
MOS Food Services Inc.	18,500	403,580
m-up Holdings Inc.	111,000	898,859
Nagase & Co. Ltd.	74,000	1,121,033
NEC Networks & System Integration Corp.	18,500	250,373
NET One Systems Co. Ltd.	37,000	564,728
Nichias Corp.	18,500	367,035
Nichiha Corp.	9,100	179,689
Nihon Parkerizing Co. Ltd.	55,500	402,795
Nippon Gas Co. Ltd.	74,000	1,112,183
Nippon Light Metal Holdings Co. Ltd.	18,500	202,910
Nippon Paper Industries Co. Ltd.(b)	37,000	321,941
Nippon Pillar Packing Co. Ltd.	7,000	174,720
NIPPON REIT Investment Corp.	925	2,137,047
Nippon Suisan Kaisha Ltd.	185,000	897,722
Nishimatsu Construction Co. Ltd.	18,500	445,423
Nishi-Nippon Financial Holdings Inc.	111,000	1,325,685
Nisshin Oillio Group Ltd. (The)	7,000	195,507
Nisshinbo Holdings Inc.	18,500	133,814
Nittetsu Mining Co. Ltd.	24,300	765,145
Nitto Kogyo Corp.	18,500	422,849
Nomura Co. Ltd.	111,000	639,093
Nomura Micro Science Co. Ltd.	30,000	1,537,985

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
North Pacific Bank Ltd.	92,500	$238,205
NSD Co. Ltd.	111,000	1,931,275
NTT UD REIT Investment Corp.	185	152,507
Obara Group Inc.	9,200	220,777
Ohsho Food Service Corp.	3,900	180,276
Okamoto Machine Tool Works Ltd.	18,500	703,888
Okasan Securities Group Inc.	129,500	585,569
Okinawa Electric Power Co. Inc. (The)	18,536	135,348
Okumura Corp.	26,500	810,620
Okuwa Co. Ltd.	18,500	103,778
Onward Holdings Co. Ltd.	148,000	468,622
Organo Corp.	27,700	913,292
Osaka Organic Chemical Industry Ltd.	8,700	147,695
Oyo Corp.	18,500	282,765
PAL GROUP Holdings Co. Ltd.	37,000	478,588
Pasona Group Inc.	18,500	165,493
Penta-Ocean Construction Co. Ltd.	37,000	217,520
Pharma Foods International Co. Ltd.	111,000	980,957
PHC Holdings Corp.	18,500	174,956
Press Kogyo Co. Ltd.	148,000	633,888
Raito Kogyo Co. Ltd.	37,000	478,923
Raksul Inc.(b)	18,500	155,471
Rakuten Bank Ltd., NVS(b)	37,000	631,864
Relo Group Inc.	18,500	183,410
Rengo Co. Ltd.	37,000	245,030
Riken Keiki Co. Ltd.	11,400	467,108
Riken Technos Corp.	259,000	1,477,383
Riken Vitamin Co. Ltd.	37,000	553,151
Riso Kagaku Corp.	37,000	576,177
Roland DG Corp.	25,800	564,528
Rorze Corp.	2,100	156,247
Round One Corp.	55,500	201,327
Royal Holdings Co. Ltd.	18,500	315,294
Ryobi Ltd.	18,500	347,001
Ryosan Co. Ltd.(a)	10,900	343,489
Saibu Gas Holdings Co. Ltd.	55,500	704,053
Saizeriya Co. Ltd.	29,600	1,202,695
Sanki Engineering Co. Ltd.	129,500	1,505,241
Sanoh Industrial Co. Ltd.	18,500	108,050
Sansan Inc.(b)	37,000	294,015
Sanyo Denki Co. Ltd.	4,300	159,073
Senshu Electric Co. Ltd.	55,500	1,141,815
Shibaura Electronics Co. Ltd.	10,400	388,761
Shibaura Machine Co. Ltd.	8,000	198,096
Shibaura Mechatronics Corp.	23,700	1,023,731
Shiga Bank Ltd. (The)	9,500	251,231
Shin Nippon Biomedical Laboratories Ltd.(a)	74,000	824,721
Shinmaywa Industries Ltd.	18,500	147,628
Shizuoka Gas Co. Ltd.	37,000	251,395
SHO-BOND Holdings Co. Ltd.	10,800	425,337
Shoei Co. Ltd.	18,500	246,490
SIGMAXYZ Holdings Inc.	18,500	172,555
Simplex Holdings Inc.	4,900	82,301
Star Micronics Co. Ltd.	37,000	444,819
Sumitomo Bakelite Co. Ltd.	5,000	222,490
Systena Corp.	333,000	566,899
Syuppin Co. Ltd.	55,500	381,236
Taihei Dengyo Kaisha Ltd.	18,500	484,283
Takara Holdings Inc.	55,500	462,631
Takara Standard Co. Ltd.	37,000	449,151
Tama Home Co. Ltd.(a)	61,500	1,389,608
Teikoku Electric Manufacturing Co. Ltd.	18,500	295,786
Security	Shares	Value

Japan (continued)
Tekken Corp.	18,500	$250,426
Toagosei Co. Ltd.	37,000	339,458
TOC Co. Ltd.	185,000	780,267
Tocalo Co. Ltd.	37,000	334,434
Toda Corp.	37,000	205,475
Toho Gas Co. Ltd.	92,500	1,592,970
Toho Titanium Co. Ltd.(a)	37,000	482,695
Tokai Carbon Co. Ltd.	37,000	283,934
TOKAI Holdings Corp.	111,000	715,851
Tokai Tokyo Financial Holdings Inc.	55,500	188,507
Tokyo Kiraboshi Financial Group Inc.	8,300	244,981
Tokyo Ohka Kogyo Co. Ltd.	12,300	710,703
Tokyu Construction Co. Ltd.	37,000	190,382
Tokyu REIT Inc.	2,590	3,090,619
Tomoku Co. Ltd.	74,000	1,150,188
Tomy Co. Ltd.	37,000	510,326
Topcon Corp.	37,000	337,396
Torii Pharmaceutical Co. Ltd.	37,000	894,098
Toyo Ink SC Holdings Co. Ltd.	18,500	314,277
Toyo Tanso Co. Ltd.	6,600	223,081
TSI Holdings Co. Ltd.	148,000	790,153
Tsugami Corp.	37,000	265,102
Uchida Yoko Co. Ltd.	18,500	851,424
Ulvac Inc.	31,800	1,093,575
United Super Markets Holdings Inc.	92,500	656,512
Usen-Next Holdings Co. Ltd.(a)	18,500	424,345
Ushio Inc.	18,500	225,615
ValueCommerce Co. Ltd.	18,500	153,787
Vital KSK Holdings Inc.	37,000	249,796
Wacom Co. Ltd.	92,500	318,902
Wakita & Co. Ltd.	18,500	185,210
West Holdings Corp.	6,000	132,394
YA-MAN Ltd.(a)	37,000	260,501
Yamazen Corp.	18,500	149,877
Yodogawa Steel Works Ltd.	18,500	433,119
Yonex Co. Ltd.	55,500	601,279
Yoshinoya Holdings Co. Ltd.	18,500	432,354
ZERIA Pharmaceutical Co. Ltd.	18,500	245,777
		131,245,514
Netherlands — 3.0%
Aalberts NV	10,545	329,239
ABN AMRO Bank NV, CVA(c)	130,610	1,759,134
Allfunds Group PLC	26,085	133,506
Arcadis NV	5,550	234,569
Ariston Holding NV	12,950	72,583
ASR Nederland NV	51,430	1,919,289
BE Semiconductor Industries NV	27,935	2,885,677
Corbion NV(a)	21,460	371,660
Eurocommercial Properties NV	8,880	190,639
Flow Traders Ltd., NVS	11,840	216,357
IMCD NV	5,920	712,742
InPost SA(a)(b)	74,185	734,045
Iveco Group NV(b)	28,490	240,107
Koninklijke BAM Groep NV	173,715	358,963
MFE-MediaForEurope NV, NVS(a)	83,842	222,227
NSI NV	19,795	357,323
OCI NV	43,290	1,008,691
PostNL NV	380,730	709,447
Signify NV(c)	74,000	1,918,289
Technip Energies NV	16,465	360,744
TKH Group NV	6,290	230,082
TomTom NV(b)	104,895	628,438

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Van Lanschot Kempen NV	8,325	$223,727
		15,817,478
New Zealand — 0.9%
Argosy Property Ltd.	439,560	271,453
Chorus Ltd.	257,705	1,077,925
Genesis Energy Ltd.	211,455	284,577
Goodman Property Trust	43,475	50,910
Kiwi Property Group Ltd.	2,744,845	1,239,338
Manawa Energy Ltd.(a)	16,790	41,769
Precinct Properties New Zealand Ltd.	157,620	101,931
Skellerup Holdings Ltd.(a)	348,170	916,854
SKY Network Television Ltd.	250,120	419,673
SKYCITY Entertainment Group Ltd.	158,175	172,326
		4,576,756
Norway — 1.5%
2020 Bulkers Ltd.	66,230	597,975
ArcticZymes Technologies ASA(b)	33,670	87,709
Atea ASA	47,175	490,714
BW LPG Ltd.(c)	44,955	635,836
BW Offshore Ltd.	153,180	320,118
Crayon Group Holding ASA(a)(b)(c)	39,405	227,741
DNO ASA	646,390	658,976
DOF Group ASA(b)	60,865	288,117
Elmera Group ASA(c)	88,800	189,509
Europris ASA(c)	8,880	50,330
Hoegh Autoliners ASA	39,960	323,015
Kid ASA(c)	45,695	372,054
LINK Mobility Group Holding ASA(b)	74,740	77,075
Norske Skog ASA(a)(b)(c)	46,250	168,961
PGS ASA(b)	175,935	159,879
Rana Gruber ASA, Class A	113,775	631,464
Selvaag Bolig ASA	151,330	360,343
Solstad Offshore ASA(a)(b)	54,760	116,768
SpareBank 1 SMN	158,730	1,925,952
Veidekke ASA	11,840	102,174
		7,784,710
Portugal — 0.4%
Altri SGPS SA	55,500	268,454
CTT-Correios de Portugal SA	154,660	589,943
Greenvolt Energias Renovaveis SA(a)(b)	12,950	86,531
REN - Redes Energeticas Nacionais SGPS SA	319,495	831,786
Semapa-Sociedade de Investimento e Gestao	34,780	491,969
		2,268,683
Singapore — 2.1%
AEM Holdings Ltd.	37,000	93,530
Asian Pay Television Trust	2,164,500	148,605
Best World International Ltd.(b)	721,500	890,598
CDL Hospitality Trusts	536,500	379,331
ComfortDelGro Corp. Ltd.	148,000	142,948
Delfi Ltd.	999,000	898,805
Digital Core REIT Management Pte Ltd.	926,400	468,277
Food Empire Holdings Ltd.	980,500	787,618
Golden Agri-Resources Ltd.(a)	7,465,400	1,472,197
Hour Glass Ltd. (The)	55,500	66,885
Keppel Infrastructure Trust(a)	2,386,500	766,943
Manulife US Real Estate Investment Trust	1,507,300	75,404
NetLink NBN Trust	1,813,000	1,099,324
Paragon REIT	592,000	343,746
Parkway Life REIT(a)	647,500	1,588,487
Riverstone Holdings Ltd./Singapore	555,000	239,387
Samudera Shipping Line Ltd.(a)	832,500	374,296
Security	Shares	Value

Singapore (continued)
Sasseur Real Estate Investment Trust	740,000	$337,871
Sheng Siong Group Ltd.	203,500	230,380
Silverlake Axis Ltd.	333,000	65,669
Yangzijiang Financial Holding Ltd.	259,000	60,639
Yanlord Land Group Ltd.(b)	777,000	321,052
		10,851,992
Spain — 2.3%
Acerinox SA	208,125	2,027,728
Applus Services SA	48,100	506,402
Atresmedia Corp. de Medios de Comunicacion SA	104,895	393,049
Banco de Sabadell SA	1,982,774	2,465,369
Bankinter SA	142,635	901,946
Cia. de Distribucion Integral Logista Holdings SA	10,730	263,477
eDreams ODIGEO SA(b)	26,085	167,249
Ence Energia y Celulosa SA	59,755	178,753
Fluidra SA	10,915	192,439
Gestamp Automocion SA(c)	101,195	372,376
Indra Sistemas SA	28,675	402,631
Inmobiliaria Colonial SOCIMI SA	23,680	132,851
Lar Espana Real Estate SOCIMI SA	130,610	757,328
Merlin Properties SOCIMI SA	30,710	256,053
Metrovacesa SA(a)(c)	61,235	496,313
Neinor Homes SA(c)	19,240	198,286
Pharma Mar SA	12,580	428,611
Prosegur Cia. de Seguridad SA	88,430	132,226
Sacyr SA	158,732	458,351
Solaria Energia y Medio Ambiente SA(b)	8,695	130,430
Tubacex SA(a)	100,085	297,579
Unicaja Banco SA(c)	798,194	831,651
Viscofan SA	2,775	160,412
		12,151,510
Sweden — 3.2%
AcadeMedia AB(c)	13,320	55,177
Alleima AB, NVS	56,795	345,723
Arise AB	99,530	278,047
Arjo AB, Class B	133,755	447,334
Betsson AB	96,385	970,052
Bilia AB, Class A	133,015	1,235,967
BioArctic AB, Class B(b)(c)	8,695	175,420
BioGaia AB, Class B	41,255	368,109
Biotage AB	39,405	402,531
Bonava AB, Class B(a)(b)	334,850	524,453
BoneSupport Holding AB(b)(c)	36,630	476,722
Bravida Holding AB(c)	20,535	128,485
Bulten AB(a)	37,740	210,935
Byggmax Group AB(b)	19,980	50,893
Clas Ohlson AB, Class B	91,390	959,944
Concentric AB	42,550	597,836
Electrolux Professional AB, Class B	53,095	214,802
Engcon AB	7,770	49,723
Ferronordic AB	48,100	282,463
Hemnet Group AB	31,265	543,032
HMS Networks AB	3,515	116,589
Intrum AB	32,930	169,138
Investment AB Oresund	64,565	576,429
Inwido AB	48,840	499,093
Irlab Therapeutics AB(b)	82,325	49,561
JM AB	15,170	161,888
Lindab International AB	21,090	324,984
Loomis AB, Class B	11,470	297,959
MIPS AB	11,840	291,971

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Mycronic AB	44,770	$980,769
Net Insight AB(a)(b)	981,610	342,079
New Wave Group AB, Class B	152,070	993,097
Nobia AB(b)	527,620	392,371
Nordic Waterproofing Holding AB	4,255	61,524
Nyfosa AB	92,500	447,631
Orron Energy AB(b)	804,010	502,298
OX2 AB, Class B(b)	34,595	139,898
Peab AB, Class B	18,500	68,962
Ratos AB, Class B	18,500	51,536
RaySearch Laboratories AB(b)	7,770	57,914
Scandic Hotels Group AB(b)(c)	159,100	536,238
SkiStar AB	11,100	105,602
SynAct Pharma AB(a)(b)	46,620	67,666
Truecaller AB(b)	121,730	294,593
Volati AB	23,865	179,162
Wihlborgs Fastigheter AB	91,020	589,995
		16,616,595
Switzerland — 6.7%
Accelleron Industries AG, NVS	51,615	1,274,845
Adecco Group AG, Registered	27,195	1,029,155
Ascom Holding AG, Registered	20,905	216,255
Banque Cantonale Vaudoise, Registered	17,945	2,028,400
Belimo Holding AG, Registered	925	389,441
BKW AG	9,435	1,586,098
Bucher Industries AG, Registered	2,590	924,542
Burckhardt Compression Holding AG	185	93,780
Cembra Money Bank AG	5,365	369,919
Clariant AG, Registered	62,900	893,678
Comet Holding AG, Registered	740	145,547
dormakaba Holding AG	740	338,248
Dottikon Es Holding AG(b)	1,480	326,948
Dufry AG, Registered(b)	1,295	45,395
Emmi AG, Registered	185	174,680
Flughafen Zurich AG, Registered	925	172,847
Forbo Holding AG, Registered	370	408,049
Galenica AG(c)	35,890	2,711,449
Georg Fischer Ltd.	8,510	441,596
Helvetia Holding AG, Registered	12,210	1,641,436
Idorsia Ltd.(a)(b)	24,790	47,146
Implenia AG, Registered	15,725	489,128
Inficon Holding AG, Registered	1,110	1,201,447
Interroll Holding AG, Registered	236	622,184
Landis+Gyr Group AG	6,845	507,844
LEM Holding SA, Registered	185	374,210
Logitech International SA, Registered	45,140	3,553,030
Medmix AG(c)	16,280	337,537
Mobilezone Holding AG, Registered	3,885	59,054
Mobimo Holding AG, Registered	608	167,937
PSP Swiss Property AG, Registered	11,470	1,411,260
Schweiter Technologies AG, NVS	185	103,314
SFS Group AG	2,220	222,095
Siegfried Holding AG, Registered	370	293,417
SIG Group AG	50,875	1,121,625
SKAN Group AG	2,405	181,504
Swiss Prime Site AG, Registered	9,065	842,573
Swissquote Group Holding SA, Registered	12,210	2,345,219
Tecan Group AG, Registered	3,885	1,118,104
Temenos AG, Registered	13,690	986,304
VAT Group AG(c)	8,140	2,886,603
Vontobel Holding AG, Registered	10,545	616,862
Security	Shares	Value

Switzerland (continued)
Zehnder Group AG, Registered	7,955	$411,021
		35,111,726
United Kingdom — 13.6%
4imprint Group PLC	4,995	305,701
888 Holdings PLC(b)	320,790	318,162
Abcam PLC, SP ADR(b)	42,735	979,484
abrdn PLC	810,316	1,546,971
AG Barr PLC	7,215	43,102
Airtel Africa PLC(c)	379,065	522,012
AJ Bell PLC	219,410	675,238
Ashmore Group PLC	88,985	183,326
B&M European Value Retail SA	164,280	1,057,592
Babcock International Group PLC(b)	20,165	95,946
Beazley PLC	158,915	995,501
Bellway PLC	34,595	880,400
Big Yellow Group PLC	4,810	55,941
Bodycote PLC	8,880	61,953
Bridgepoint Group PLC(c)	181,485	400,363
British Land Co. PLC (The)	518,555	1,879,905
Britvic PLC	117,105	1,192,769
Bytes Technology Group PLC	128,575	769,615
Capital & Counties Properties PLC	771,337	977,819
Capricorn Energy PLC	149,111	283,109
Centamin PLC	177,415	177,818
Chemring Group PLC	170,755	580,086
Close Brothers Group PLC	4,625	44,900
Computacenter PLC	57,165	1,787,982
ConvaTec Group PLC(c)	421,985	1,047,345
Currys PLC	814,185	443,423
Darktrace PLC(b)	253,080	1,079,954
Dechra Pharmaceuticals PLC	1,295	60,022
Deliveroo PLC, Class A(b)(c)	428,090	676,418
Derwent London PLC	9,065	201,460
DFS Furniture PLC	84,915	106,306
Diploma PLC	29,600	1,026,256
Domino’s Pizza Group PLC	380,915	1,589,406
Dowlais Group PLC	303,955	370,060
Dr. Martens PLC	38,850	55,082
Drax Group PLC	141,895	728,842
Dunelm Group PLC	55,870	662,614
EnQuest PLC(a)(b)	302,127	59,129
FDM Group Holdings PLC	91,575	485,833
Ferrexpo PLC(b)	981,425	903,601
Firstgroup PLC	815,295	1,568,954
Frasers Group PLC(b)	75,110	734,049
Games Workshop Group PLC	6,660	800,748
Genuit Group PLC	41,810	134,897
Genus PLC	9,990	259,868
Grafton Group PLC	54,205	508,027
Grainger PLC	50,135	138,570
Great Portland Estates PLC	83,065	393,749
Greggs PLC	53,835	1,550,779
Halfords Group PLC	397,010	970,225
Hammerson PLC	1,372,885	367,775
Harbour Energy PLC.	59,570	184,121
Hargreaves Lansdown PLC	30,525	262,895
Helical PLC	121,545	283,645
Hill & Smith PLC	32,375	648,991
Hiscox Ltd.	39,035	445,035
Hochschild Mining PLC(b)	154,475	175,979
Howden Joinery Group PLC	93,795	728,422
IG Group Holdings PLC	81,287	631,486

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
IMI PLC	7,400	$132,157
Immunocore Holdings PLC(a)(b)	3,885	172,494
Inchcape PLC	227,550	1,844,855
Indivior PLC, NVS(b)	83,250	1,593,682
Intermediate Capital Group PLC	95,645	1,522,763
International Distributions Services PLC(b)	616,975	1,894,252
Investec PLC	273,615	1,516,830
IWG PLC(b)	70,670	113,382
Johnson Matthey PLC	19,610	356,494
Just Group PLC	69,745	64,087
Kainos Group PLC	66,230	904,433
Keller Group PLC	49,210	463,545
Man Group PLC/Jersey	808,635	2,161,996
Marks & Spencer Group PLC(b)	375,180	990,694
Marshalls PLC	165,205	415,541
Moneysupermarket.com Group PLC	412,180	1,300,710
Moonpig Group PLC(b)	92,315	185,025
Morgan Advanced Materials PLC	76,775	209,961
Morgan Sindall Group PLC	22,940	524,189
Ninety One PLC	234,580	450,775
OSB Group PLC	147,815	539,679
Oxford Instruments PLC	22,940	502,441
Pagegroup PLC	77,885	356,922
Paragon Banking Group PLC	192,400	1,037,369
Patisserie Holdings PLC, NVS(b)(d)	3,062	—
Pets at Home Group PLC	256,780	876,385
Picton Property Income Ltd.	295,815	233,706
Playtech PLC(b)	64,565	308,095
Plus500 Ltd.	29,415	504,467
PureTech Health PLC(b)	106,375	196,009
QinetiQ Group PLC	142,080	571,607
Quilter PLC(c)	175,442	170,724
Reach PLC	74,370	68,970
Redrow PLC	27,750	164,124
Renewi PLC(b)	7,770	55,437
Renishaw PLC	4,625	173,770
RS GROUP PLC	158,545	1,308,380
Safestore Holdings PLC	146,520	1,219,265
Savills PLC	59,200	566,642
Serco Group PLC	42,920	74,599
Softcat PLC	98,235	1,510,406
Spectris PLC	21,645	817,898
Spire Healthcare Group PLC(c)	132,090	342,771
Spirent Communications PLC	443,815	524,600
SSP Group PLC(b)	120,250	263,084
SThree PLC	96,940	413,847
Synthomer PLC(b)	3,968	9,167
TBC Bank Group PLC	5,735	187,161
Telecom Plus PLC	47,915	899,199
TI Fluid Systems PLC(c)	179,080	269,031
Trainline PLC(b)(c)	39,960	126,475
Trustpilot Group PLC(b)(c)	86,025	104,559
TUI AG(a)(b)	10,730	54,231
Tullow Oil PLC(a)(b)	360,565	145,411
UNITE Group PLC (The)	8,510	90,057
Vesuvius PLC	34,410	168,549
Virgin Money UK PLC	100,085	181,832
Vistry Group PLC	67,340	580,425
Security	Shares	Value

United Kingdom (continued)
Watches of Switzerland Group PLC(b)(c)	15,170	$92,622
Weir Group PLC (The)	42,735	887,630
WH Smith PLC	15,170	213,885
Wickes Group PLC	536,685	837,460
Workspace Group PLC	76,035	446,890
		71,013,307
United States — 0.1%
AMTD Digital Inc., NVS(a)(b)	24,235	99,121
Gran Tierra Energy Inc., NVS(b)	25,900	159,500
Lions Gate Entertainment Corp., Class A(a)(b)	12,765	100,333
		358,954

Total Common Stocks — 98.7%
(Cost: $558,596,607)		515,264,409

Preferred Stocks

Germany — 0.7%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	9,065	457,154
Fuchs Petrolub SE, Preference Shares, NVS	19,980	811,489
Jungheinrich AG, Preference Shares, NVS	17,760	476,767
KSB SE & Co. KGaA, 0.00%	370	206,711
Schaeffler AG, Preference Shares, NVS	160,950	835,340
STO SE & Co. KGaA, Preference Shares, NVS	9,250	1,201,896
		3,989,357

Total Preferred Stocks — 0.7%
(Cost: $4,799,912)		3,989,357
Total Long-Term Investments — 99.4%
(Cost: $563,396,519)		519,253,766

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	15,458,640	15,464,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	100,000	100,000

Total Short-Term Securities — 3.0%
(Cost: $15,561,334)		15,564,823

Total Investments — 102.4%
(Cost: $578,957,853)		534,818,589

Liabilities in Excess of Other Assets — (2.4)%		(12,666,403)

Net Assets — 100.0%		$522,152,186

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,080,388	$—	$(2,617,328	)(a)	$277	$1,486	$15,464,823	15,458,640	$112,023	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—	(10,000	)(a)	—	—	100,000	100,000	3,051		—
					$277	$1,486	$15,564,823		$115,074		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	5	12/07/23	$753	$(16,475)
FTSE 250 Index	48	12/15/23	1,996	(143,651)
				$(160,126)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Small-Cap Equity Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$114,968,690	$400,165,192	$130,527	$515,264,409
Preferred Stocks	1,408,607	2,580,750	—	3,989,357
Short-Term Securities
Money Market Funds	15,564,823	—	—	15,564,823
	$131,942,120	$402,745,942	$130,527	$534,818,589
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(160,126)	$—	$(160,126)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust